Quarterly Holdings Report
for
Fidelity® Mid Cap Enhanced Index Fund
November 30, 2022
MCE-NPRT1-0123
1.870939.114
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Entertainment - 0.8%
Electronic Arts, Inc.	42,349	5,538,402
Playtika Holding Corp. (a)	184,879	1,747,107
Roblox Corp. (a)	83,932	2,666,520
Spotify Technology SA (a)	43,024	3,416,966
		13,368,995
Interactive Media & Services - 0.6%
Pinterest, Inc. Class A (a)	366,836	9,324,971
Vimeo, Inc. (a)	369,063	1,579,590
		10,904,561
Media - 1.2%
Liberty Media Corp. Liberty Sir:
Liberty SiriusXM Series A (a)(b)	86,117	3,773,647
Liberty SiriusXM Series C (a)	96,057	4,210,178
News Corp.:
Class A	355,576	6,809,280
Class B	150,270	2,922,752
The Trade Desk, Inc. (a)	82,429	4,297,848
		22,013,705
TOTAL COMMUNICATION SERVICES		46,287,261
CONSUMER DISCRETIONARY - 13.7%
Automobiles - 0.6%
Harley-Davidson, Inc.	216,997	10,227,069
Lucid Group, Inc. Class A (a)(b)	19,828	201,056
Rivian Automotive, Inc.	7,673	245,843
		10,673,968
Distributors - 1.0%
Genuine Parts Co.	74,191	13,601,436
LKQ Corp.	77,231	4,195,960
		17,797,396
Diversified Consumer Services - 0.6%
H&R Block, Inc.	196,262	8,578,612
Service Corp. International	34,769	2,484,245
		11,062,857
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A (a)	87,173	8,903,850
Booking Holdings, Inc. (a)	4,421	9,193,248
Caesars Entertainment, Inc. (a)	86,398	4,389,882
Chipotle Mexican Grill, Inc. (a)	9,958	16,201,268
Expedia, Inc. (a)	61,161	6,534,441
Hyatt Hotels Corp. Class A (a)	23,709	2,378,487
International Game Technology PLC (b)	282,143	6,923,789
MGM Resorts International	278,147	10,252,498
Wendy's Co.	456,522	10,299,136
Yum! Brands, Inc.	21,351	2,747,020
		77,823,619
Household Durables - 1.1%
Lennar Corp. Class B	10,210	741,348
Toll Brothers, Inc.	206,275	9,882,635
TopBuild Corp. (a)	50,792	7,826,031
Whirlpool Corp.	7,833	1,147,769
		19,597,783
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	157,373	7,151,029
Etsy, Inc. (a)	17,398	2,298,102
Uber Technologies, Inc. (a)	161,455	4,704,799
		14,153,930
Leisure Products - 0.3%
Brunswick Corp.	64,406	4,778,925
Polaris, Inc. (b)	9,319	1,062,925
		5,841,850
Multiline Retail - 0.8%
Dollar General Corp.	24,932	6,374,614
Macy's, Inc.	354,284	8,325,674
		14,700,288
Specialty Retail - 3.9%
AutoZone, Inc. (a)	6,937	17,890,523
Bath & Body Works, Inc.	68,098	2,894,165
Dick's Sporting Goods, Inc.	44,656	5,339,964
GameStop Corp. Class A (b)	24,356	638,371
Lithia Motors, Inc. Class A (sub. vtg.)	4,682	1,120,449
O'Reilly Automotive, Inc. (a)	21,351	18,458,794
RH (a)	5,476	1,570,681
Ross Stores, Inc.	33,353	3,924,648
Ulta Beauty, Inc. (a)	25,282	11,752,085
Williams-Sonoma, Inc. (b)	47,343	5,534,397
		69,124,077
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	92,894	3,508,606
TOTAL CONSUMER DISCRETIONARY		244,284,374
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Monster Beverage Corp. (a)	12,464	1,282,047
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	43,197	3,250,142
Kroger Co.	295,264	14,524,036
		17,774,178
Food Products - 1.3%
Archer Daniels Midland Co.	27,976	2,727,660
Bunge Ltd.	24,648	2,584,096
Conagra Brands, Inc.	207,612	7,885,104
Darling Ingredients, Inc. (a)	80,584	5,788,349
Lamb Weston Holdings, Inc.	14,324	1,244,756
The Kraft Heinz Co.	95,929	3,774,806
		24,004,771
Household Products - 0.0%
Colgate-Palmolive Co.	10,023	776,582
Personal Products - 0.1%
Coty, Inc. Class A (a)	166,825	1,312,913
Tobacco - 0.2%
Altria Group, Inc.	84,628	3,941,972
TOTAL CONSUMER STAPLES		49,092,463
ENERGY - 6.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	55,866	1,621,231
Halliburton Co.	267,359	10,130,233
Schlumberger Ltd.	36,206	1,866,419
		13,617,883
Oil, Gas & Consumable Fuels - 5.3%
APA Corp.	74,996	3,513,563
Cheniere Energy, Inc.	80,343	14,088,948
Chesapeake Energy Corp.	30,123	3,117,731
Coterra Energy, Inc.	236,863	6,610,846
Devon Energy Corp.	156,434	10,718,858
Diamondback Energy, Inc.	40,643	6,015,977
Hess Corp.	10,683	1,537,391
Kinder Morgan, Inc.	113,560	2,171,267
Marathon Oil Corp.	190,980	5,849,717
Occidental Petroleum Corp.	27,218	1,891,379
ONEOK, Inc.	100,920	6,753,566
Ovintiv, Inc.	24,233	1,351,232
Phillips 66 Co.	161,653	17,529,651
Southwestern Energy Co. (a)	202,463	1,401,044
Targa Resources Corp.	58,063	4,319,307
The Williams Companies, Inc.	234,722	8,144,853
		95,015,330
TOTAL ENERGY		108,633,213
FINANCIALS - 12.8%
Banks - 3.3%
Citizens Financial Group, Inc.	305,158	12,932,596
East West Bancorp, Inc.	77,737	5,457,915
Fifth Third Bancorp	355,768	12,935,724
First Citizens Bancshares, Inc.	2,150	1,755,389
First Hawaiian, Inc.	56,543	1,501,217
First Horizon National Corp.	11,929	296,436
First Republic Bank	88,051	11,236,188
Huntington Bancshares, Inc.	404,861	6,267,248
Regions Financial Corp.	106,413	2,469,846
Wintrust Financial Corp.	17,914	1,637,877
Zions Bancorp NA	39,249	2,033,883
		58,524,319
Capital Markets - 4.9%
Ameriprise Financial, Inc.	18,766	6,229,374
Bank of New York Mellon Corp.	146,992	6,746,933
Cboe Global Markets, Inc.	60,927	7,727,981
Interactive Brokers Group, Inc.	67,692	5,435,668
Jefferies Financial Group, Inc.	196,438	7,462,680
LPL Financial	53,007	12,547,287
NASDAQ, Inc.	199,731	13,673,584
Northern Trust Corp.	89,182	8,303,736
Raymond James Financial, Inc.	107,656	12,584,986
Stifel Financial Corp.	84,592	5,435,036
Tradeweb Markets, Inc. Class A	27,941	1,717,254
		87,864,519
Consumer Finance - 1.0%
Discover Financial Services	103,462	11,211,142
Synchrony Financial	161,401	6,065,450
		17,276,592
Diversified Financial Services - 0.0%
Apollo Global Management, Inc.	10,918	757,600
Insurance - 3.5%
Arthur J. Gallagher & Co.	46,714	9,301,225
Brown & Brown, Inc.	178,188	10,618,223
Everest Re Group Ltd.	13,862	4,684,524
Fidelity National Financial, Inc.	152,787	6,166,483
Hartford Financial Services Group, Inc.	28,559	2,181,051
Loews Corp.	22,244	1,293,489
Prudential Financial, Inc.	104,560	11,295,617
Reinsurance Group of America, Inc.	32,391	4,677,260
W.R. Berkley Corp.	160,347	12,231,269
		62,449,141
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	99,935	1,372,108
TOTAL FINANCIALS		228,244,279
HEALTH CARE - 9.7%
Biotechnology - 2.7%
Biogen, Inc. (a)	54,092	16,507,256
Exelixis, Inc. (a)	173,499	2,963,363
Gilead Sciences, Inc.	109,960	9,657,787
Incyte Corp. (a)	61,616	4,908,947
Ionis Pharmaceuticals, Inc. (a)	63,898	2,606,399
Natera, Inc. (a)	15,330	630,370
Regeneron Pharmaceuticals, Inc. (a)	1,547	1,162,880
Sarepta Therapeutics, Inc. (a)	33,846	4,156,627
Seagen, Inc. (a)	10,762	1,306,399
United Therapeutics Corp. (a)	17,628	4,933,901
		48,833,929
Health Care Equipment & Supplies - 1.4%
Abiomed, Inc. (a)	3,289	1,242,551
Dentsply Sirona, Inc.	129,975	3,933,044
Hologic, Inc. (a)	101,103	7,700,004
QuidelOrtho Corp. (a)	37,389	3,275,650
Shockwave Medical, Inc. (a)	6,407	1,624,815
Zimmer Biomet Holdings, Inc.	54,408	6,534,401
Zimvie, Inc. (a)(b)	33,531	299,767
		24,610,232
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	14,645	2,499,755
DaVita HealthCare Partners, Inc. (a)	52,304	3,856,374
Elevance Health, Inc.	17,773	9,471,587
Humana, Inc.	2,974	1,635,403
Molina Healthcare, Inc. (a)	37,271	12,551,755
Quest Diagnostics, Inc.	9,151	1,389,396
Tenet Healthcare Corp. (a)	43,891	2,026,886
		33,431,156
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	46,448	8,841,841
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	69,930	2,703,494
Agilent Technologies, Inc.	113,073	17,524,054
IQVIA Holdings, Inc. (a)	6,011	1,310,518
Mettler-Toledo International, Inc. (a)	7,500	11,021,700
QIAGEN NV (a)	85,553	4,238,296
Sotera Health Co. (a)	61,625	513,953
Syneos Health, Inc. (a)	18,294	645,412
Waters Corp. (a)	18,964	6,572,922
		44,530,349
Pharmaceuticals - 0.7%
Elanco Animal Health, Inc. (a)	101,590	1,307,463
Jazz Pharmaceuticals PLC (a)	14,546	2,282,413
Viatris, Inc.	881,928	9,727,666
		13,317,542
TOTAL HEALTH CARE		173,565,049
INDUSTRIALS - 16.9%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	23,631	4,348,813
Parsons Corp. (a)	111,513	5,519,894
Textron, Inc.	168,151	12,002,618
		21,871,325
Airlines - 1.0%
Alaska Air Group, Inc. (a)	74,868	3,551,738
Southwest Airlines Co.	44,310	1,768,412
United Airlines Holdings, Inc. (a)	263,088	11,620,597
		16,940,747
Building Products - 1.1%
Carrier Global Corp.	346,600	15,361,312
Owens Corning	22,870	2,031,771
Trane Technologies PLC	14,351	2,560,505
		19,953,588
Commercial Services & Supplies - 2.0%
Cintas Corp.	34,840	16,088,415
Copart, Inc. (a)	6,339	421,924
Republic Services, Inc.	90,728	12,637,503
Rollins, Inc.	101,096	4,088,322
Tetra Tech, Inc.	14,432	2,231,043
		35,467,207
Construction & Engineering - 0.8%
AECOM	132,910	11,297,350
EMCOR Group, Inc.	23,877	3,698,547
		14,995,897
Electrical Equipment - 2.3%
Acuity Brands, Inc.	51,287	9,656,829
AMETEK, Inc.	87,186	12,417,030
nVent Electric PLC	263,852	10,556,719
Regal Rexnord Corp.	61,680	8,086,865
		40,717,443
Machinery - 3.6%
AGCO Corp.	58,420	7,753,502
Allison Transmission Holdings, Inc.	226,342	10,140,122
Cummins, Inc.	32,209	8,089,612
Dover Corp.	17,826	2,530,401
Fortive Corp.	191,224	12,917,181
PACCAR, Inc.	48,896	5,178,575
Parker Hannifin Corp.	52,686	15,749,953
Snap-On, Inc.	7,705	1,853,823
		64,213,169
Marine - 0.3%
Kirby Corp. (a)	72,873	5,085,807
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	83,683	8,903,871
CACI International, Inc. Class A (a)	9,316	2,909,387
CoStar Group, Inc. (a)	123,253	9,988,423
Leidos Holdings, Inc.	106,603	11,654,906
		33,456,587
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	11,355	629,408
Old Dominion Freight Lines, Inc.	25,075	7,587,946
RXO, Inc. (a)	179,950	3,419,050
XPO Logistics, Inc. (a)	179,950	6,949,669
		18,586,073
Trading Companies & Distributors - 1.7%
Fastenal Co.	175,595	9,044,898
MSC Industrial Direct Co., Inc. Class A	27,458	2,356,720
United Rentals, Inc. (a)	8,946	3,158,206
Univar Solutions, Inc. (a)	95,952	3,178,890
W.W. Grainger, Inc.	21,844	13,173,243
		30,911,957
TOTAL INDUSTRIALS		302,199,800
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	82,713	11,521,921
F5, Inc. (a)	41,970	6,488,982
Juniper Networks, Inc.	333,643	11,090,293
		29,101,196
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	75,255	6,052,760
CDW Corp.	49,142	9,270,147
Keysight Technologies, Inc. (a)	78,939	14,279,276
National Instruments Corp.	151,977	6,234,097
Vontier Corp.	46,639	915,524
		36,751,804
IT Services - 2.9%
Amdocs Ltd.	45,903	4,078,941
EPAM Systems, Inc. (a)	14,900	5,491,842
FleetCor Technologies, Inc. (a)	26,351	5,170,066
Gartner, Inc. (a)	9,647	3,380,019
GoDaddy, Inc. (a)	138,269	10,941,226
Okta, Inc. (a)	67,645	3,606,831
Paychex, Inc.	30,541	3,788,000
The Western Union Co.	291,904	4,279,313
Twilio, Inc. Class A (a)	123,120	6,035,342
WEX, Inc. (a)	21,347	3,610,632
Wix.com Ltd. (a)	17,363	1,571,178
		51,953,390
Semiconductors & Semiconductor Equipment - 3.0%
Allegro MicroSystems LLC (a)	70,302	2,189,204
Cirrus Logic, Inc. (a)	62,443	4,665,117
Enphase Energy, Inc. (a)	49,066	15,730,069
Lattice Semiconductor Corp. (a)	59,573	4,338,702
Marvell Technology, Inc.	79,732	3,709,133
Microchip Technology, Inc.	51,005	4,039,086
Monolithic Power Systems, Inc.	8,236	3,145,823
Qorvo, Inc. (a)	112,884	11,203,737
Semtech Corp. (a)	139,461	4,287,031
Synaptics, Inc. (a)	9,144	968,990
		54,276,892
Software - 6.9%
Box, Inc. Class A (a)	270,325	7,420,421
Cadence Design Systems, Inc. (a)	70,288	12,092,348
Crowdstrike Holdings, Inc. (a)	39,037	4,592,703
Datadog, Inc. Class A (a)	14,643	1,109,647
DocuSign, Inc. (a)	66,713	3,140,181
Dropbox, Inc. Class A (a)	440,656	10,381,855
Fortinet, Inc. (a)	128,398	6,825,638
New Relic, Inc. (a)	64,944	3,654,399
Nutanix, Inc. Class A (a)	236,959	6,696,461
Palo Alto Networks, Inc. (a)	48,495	8,239,301
RingCentral, Inc. (a)	254,647	9,437,218
Splunk, Inc. (a)	119,474	9,280,740
Synopsys, Inc. (a)	54,454	18,489,305
Teradata Corp. (a)	278,731	9,518,664
Unity Software, Inc. (a)(b)	31,380	1,239,824
Workday, Inc. Class A (a)	39,446	6,622,983
Zoom Video Communications, Inc. Class A (a)	47,865	3,610,457
		122,352,145
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	59,751	4,039,765
Pure Storage, Inc. Class A (a)	129,201	3,771,377
		7,811,142
TOTAL INFORMATION TECHNOLOGY		302,246,569
MATERIALS - 5.8%
Chemicals - 3.6%
Albemarle Corp.	20,832	5,791,088
CF Industries Holdings, Inc.	112,662	12,188,902
Corteva, Inc.	125,158	8,405,611
DuPont de Nemours, Inc.	144,811	10,210,624
Element Solutions, Inc.	89,876	1,757,975
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,222,016	2,431,812
Olin Corp.	92,002	5,242,274
The Chemours Co. LLC	279,931	8,691,858
The Mosaic Co.	15,882	814,747
Westlake Corp.	75,303	8,106,368
		63,641,259
Containers & Packaging - 1.1%
Sealed Air Corp.	204,047	10,861,422
WestRock Co.	219,334	8,317,145
		19,178,567
Metals & Mining - 1.0%
Nucor Corp.	109,066	16,354,447
Reliance Steel & Aluminum Co.	10,411	2,199,740
		18,554,187
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	27,179	1,734,020
TOTAL MATERIALS		103,108,033
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Homes 4 Rent Class A	217,764	7,201,455
AvalonBay Communities, Inc.	8,406	1,470,209
Brixmor Property Group, Inc.	286,076	6,631,242
Camden Property Trust (SBI)	13,192	1,587,393
CubeSmart	63,094	2,611,461
Douglas Emmett, Inc.	309,985	5,368,940
Equity Residential (SBI)	39,173	2,540,761
Extra Space Storage, Inc.	7,503	1,205,657
Gaming & Leisure Properties	144,894	7,622,873
Highwoods Properties, Inc. (SBI)	123,364	3,676,247
Hudson Pacific Properties, Inc.	108,845	1,258,248
Invitation Homes, Inc.	318,511	10,393,014
Iron Mountain, Inc.	19,329	1,050,145
Kilroy Realty Corp.	82,463	3,564,051
Life Storage, Inc.	34,332	3,690,347
National Retail Properties, Inc.	222,238	10,302,954
National Storage Affiliates Trust	121,335	4,830,346
Park Hotels & Resorts, Inc.	279,450	3,585,344
Public Storage	25,424	7,575,335
Regency Centers Corp.	140,724	9,348,295
SBA Communications Corp. Class A	31,798	9,517,141
Ventas, Inc.	113,409	5,276,921
		110,308,379
Real Estate Management & Development - 0.4%
Zillow Group, Inc.:
Class A (a)	80,362	3,005,539
Class C (a)(b)	115,116	4,372,106
		7,377,645
TOTAL REAL ESTATE		117,686,024
UTILITIES - 4.4%
Electric Utilities - 1.2%
Constellation Energy Corp.	52,356	5,032,459
Evergy, Inc.	9,357	554,028
FirstEnergy Corp.	198,414	8,182,593
Hawaiian Electric Industries, Inc.	170,717	7,013,054
		20,782,134
Gas Utilities - 0.3%
National Fuel Gas Co.	43,789	2,900,145
UGI Corp.	83,366	3,222,096
		6,122,241
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. Class C	98,020	3,473,829
The AES Corp.	354,822	10,261,452
Vistra Corp.	241,026	5,864,163
		19,599,444
Multi-Utilities - 1.5%
Consolidated Edison, Inc.	74,540	7,307,902
DTE Energy Co.	12,711	1,474,603
NiSource, Inc.	145,695	4,070,718
Public Service Enterprise Group, Inc.	16,267	984,967
WEC Energy Group, Inc.	132,886	13,174,318
		27,012,508
Water Utilities - 0.3%
American Water Works Co., Inc.	39,321	5,967,355
TOTAL UTILITIES		79,483,682
TOTAL COMMON STOCKS (Cost $1,575,757,106)		1,754,830,747

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	25,334,333	25,339,400
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	17,652,957	17,654,723
TOTAL MONEY MARKET FUNDS (Cost $42,994,123)		42,994,123

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,618,751,229)	1,797,824,870
NET OTHER ASSETS (LIABILITIES) - (0.6)% (e)	(10,595,777)
NET ASSETS - 100.0%	1,787,229,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	101	Dec 2022	26,055,980	2,736,581	2,736,581

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,363,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	21,467,918	76,094,707	72,223,225	234,432	-	-	25,339,400	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	41,395,337	56,381,946	80,122,560	55,181	-	-	17,654,723	0.1%
Total	62,863,255	132,476,653	152,345,785	289,613	-	-	42,994,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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